ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2022	2023

Accrued advertising fees(1)	$48,445	$51,143
VAT and other taxes payable	28,680	29,194
Accrued payroll and staff welfare	6,971	3,524
Accrued sales return (2)	2,348	1,376
Accrued professional fees	1,153	1,101
Individual income tax withheld	598	142
Credit card processing charges	106	42
Current portion of finance lease liabilities	44	34
Deposits received from a merchant	—	5,624
Others (3)	2,012	2,442
Total	$90,357	$94,622
(1)	During the year ended December 31, 2023, the Group recognized advertising fees of $291,702 and paid the advertising fees of $289,004.
(2)	Accrued sales return represents the estimated sales return at the end of each of the respective year. Movements during the respective years are as follows:

	Years ended December 31,
	2022	2023
Balance at January 1	$680	$2,348
Allowance for sales return accrued in the year	14,950	15,732
Utilization of accrued sales return allowance	(13,282)	(16,704)
Balance at December 31	$2,348	$1,376

(3)Others mainly include deposits from vendors and accrued utilities.